CONSOLIDATED STATEMENTS OF PARTNERS' CAPITAL AND MEMBERSHIP INTERESTS (USD $) In Thousands, unless otherwise specified	Total	Red Rock Gathering	Bison Midstream	Mountaineer Midstream	SMLP units	Class B Units	SMP Holdings' equity in contributed subsidiaries	SMP Holdings' equity in contributed subsidiaries Red Rock Gathering	SMP Holdings' equity in contributed subsidiaries Bison Midstream	SMP Holdings' equity in contributed subsidiaries Class B Units	Membership interests	Membership interests Class B Units	Limited partners, Common	Limited partners, Common Bison Midstream	Limited partners, Common SMLP units	Limited partners, Common Class B Units	Limited partners, Subordinated	Limited partners, Subordinated Bison Midstream	General partner	General partner Bison Midstream	General partner Mountaineer Midstream
Beginning balance at Dec. 31, 2010	$ 307,370						$ 0				$ 307,370		$ 0				$ 0		$ 0
Members Interest Increase (Decrease) Abstract
Net income	37,951										37,951
Unit-based compensation						3,440						3,440
Net assets retained by the Predecessor	0
Contributions from Sponsors	425,000										425,000
Distributions to unitholders	(132,943)										(132,943)
Contribution of net assets from SMP Holdings in excess of consideration paid for Bison Midstream	0
Capitalized interest allocated to Red Rock Gathering projects from SMP Holdings	0
Capital expenditures paid by Summit Investments on behalf of Red Rock Gathering	0
Ending balance at Dec. 31, 2011	640,818						0				640,818		0				0		0
Members Interest Increase (Decrease) Abstract
Net income	42,997						1,271				24,112		8,631				8,631		352
Unit-based compensation					269	1,607						1,793			269	(186)
Net assets retained by the Predecessor	(4,417)										(4,417)
Contributions from Sponsors	0										(662,306)		211,938				430,498		19,870
Issuance of common units, net of offering costs	262,382												262,382
Distributions to unitholders	(123,138)												(64,178)				(58,960)
Consolidation of net assets		206,694						206,694
Contribution of net assets from SMP Holdings in excess of consideration paid for Bison Midstream	0
Cash advance from Summit Investments to contributed subsidiaries, net	500						500
Capitalized interest allocated to Red Rock Gathering projects from SMP Holdings	0
Expenses paid by Summit Investments on behalf of contributed subsidiaries	2,536						2,536
Capital expenditures paid by Summit Investments on behalf of Red Rock Gathering	0
Ending balance at Dec. 31, 2012	1,030,248						211,001				0		418,856				380,169		20,222
Members Interest Increase (Decrease) Abstract
Net income	53,304						9,720						22,311				20,238		1,035
Unit-based compensation					2,999	507				490					2,999	17
Net assets retained by the Predecessor	0
Distributions to unitholders	(90,196)												(46,286)				(42,107)		(1,803)
Consolidation of net assets			303,168						303,168
Contribution from SMP Holdings to Bison Midstream			2,229						2,229
Units issued to acquire entity			(200,000)	100,000					(248,914)					47,936						978	2,000
Contribution of net assets from SMP Holdings in excess of consideration paid for Bison Midstream	56,535		0						(56,535)					28,558				26,846		1,131
Repurchase of DFW Net Profits Interests	(11,957)												(5,859)				(5,859)		(239)
Cash advance from Summit Investments to contributed subsidiaries, net	738						738
Capitalized interest allocated to Red Rock Gathering projects from SMP Holdings	496						496
Expenses paid by Summit Investments on behalf of contributed subsidiaries	10,149						10,149
Capital expenditures paid by Summit Investments on behalf of Red Rock Gathering	52						52
Ending balance at Dec. 31, 2013	$ 1,201,737						$ 232,594				$ 0		$ 566,532				$ 379,287		$ 23,324